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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Abingworth LLP

Address: Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Abell

Title: Member

Phone:  +44 (0)20 7534 1500

Signature, Place, and Date of Signing:

/s/ James Abell                    London, UK          February 13, 2013
--------------------------  ------------------------  ------------------------
(Name)                            (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18 items

Form 13F Information Table Value Total:  $175,764 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No. Form 13F File Number         Name

  1   Not applicable               Abingworth Management Limited

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                            COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
--------                            --------- --------- -------- --------------------- ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                    TITLE OF             VALUE    SHRS OR         PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                       CLASS     CUSIP    (x$1000)  PRN AMT  SH/PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                      --------- --------- -------- --------- ------ ---- ---------- -------- --------- ------ ----
ALEXZA PHARMACEUTICALS INC             COM    015384209  1,420    286,920    SH         DEFINED      1      286,920
ALNYLAM PHARMACEUTICALS INC            COM    02043Q107  20,287  1,114,053   SH         DEFINED      1     1,114,053
AMARIN CORP PLC                     SPONS ADR 023111206  65,347  8,087,486   SH         DEFINED      1     8,087,486
ANTHERA PHARMACEUTICALS INC            COM    03674U102   2,172  3,503,956   SH         DEFINED      1     3,503,956
ASTEX PHARMACEUTICALS                  COM    04624B103  13,006  4,484,697   SH         DEFINED      1     4,484,697
AVANIR PHARMACEUTICALS INC            CL A    05348P401   294     112,500    SH         DEFINED      1      112,500
CARDIOME PHARMA CORP                   COM    14159U202   180     480,856    SH         DEFINED      1      480,856
CLOVIS ONCOLOGY                        COM    189464100  20,846  1,303,668   SH         DEFINED      1     1,303,668
CORNERSTONE THERAPEUTICS INC           COM    21924P103   399     84,742     SH         DEFINED      1      84,742
ENTREMED INC                           COM    29382F202    96     70,761     SH         DEFINED      1      70,761
EXELIXIS INC                           COM    30161Q104  1,892    415,000    SH         DEFINED      1      415,000
INCYTE CORP                            COM    45337C102  9,642    580,517    SH         DEFINED      1      580,517
ISIS PHARMACEUTICALS INC               COM    464330109  2,796    267,578    SH         DEFINED      1      267,578
ONCOGENEX PHARMACEUTICALS INC          COM    68230A106  7,873    603,740    SH         DEFINED      1      603,740
PONIARD PHARMACEUTICALS INC            COM    732449301    10      4,556     SH         DEFINED      1       4,556
SUPERNUS PHARMACEUTICALS INC           COM    868459108  25,848  3,600,000   SH         DEFINED      1     3,600,000
ZALICUS INC                            COM    98887C105   575     864,044    SH         DEFINED      1      864,044
ZOGENIX INC                            COM    98978L105   3,082  2,335,218   SH         DEFINED      1     2,335,218